UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21744

Name of Fund:	FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
Marsico Growth FDP Fund
MFS Research International FDP Fund
Van Kampen Value FDP Fund

Fund Address:	100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, FDP Series, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2010

Date of reporting period: 08/31/2009

Item 1 – Schedule of Investments

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Asset-Backed Securities		Par (000)	Value

	Ameriquest Mortgage Securities, Inc., Series 2005-R9, Class A2B, 0.50%, 11/25/35 (a)	USD	616	$505,106
	Bank of America Credit Card Trust, Series 2007-A13, Class A13, 0.46%, 4/15/12 (a)		4,500	4,496,966
	Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.27%, 5/15/13 (a)		700	654,324
	Chase Funding Mortgage Loan Asset Backed Certificates, Series 2004-2, Class 2A2, 0.77%, 2/25/35 (a)		378	279,680
	Chase Issuance Trust, Series 2005-A9, Class A9, 0.26%, 11/15/11 (a)		500	499,920
	Chase Issuance Trust, Series 2007-A9, Class A, 0.27%, 6/16/14 (a)		2,200	2,151,025
	CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF6, 4.49%, 10/25/33 (a)		563	482,062
	Countrywide Asset Backed Certificates, Series 2005-11, Class AF4, 5.21%, 9/25/35 (a)		700	325,505
	Residential Asset Securities Corp., Series 2005-AHL2, Class A2, 0.53%, 10/25/35 (a)		262	223,854
	Securitized Asset Backed Receivables LLC Trust, Series 2006-FR2, Class A2, 0.42%, 3/25/36 (a)		737	604,617
	Structured Asset Securities Corp., Series 2005-SC1, Class 1A1, 0.54%, 5/25/31 (a)(b)		545	212,637

	Total Asset-Backed Securities - 7.4%			10,435,696

Industry	Corporate Bonds

Beverages - 0.3%	SABMiller Plc, 6.50%, 7/01/16 (b)		400	430,359

Biotechnology - 0.2%	PDL BioPharma, Inc., 2.75%, 8/16/23 (c)		260	295,425

Capital Markets - 2.4%	The Bear Stearns Cos., Inc., Series B, 4.55%, 6/23/10		100	102,969
	Deutsche Bank AG, 4.88%, 5/20/13		700	739,633
	The Goldman Sachs Group, Inc., 6.75%, 10/01/37		500	500,590
	Lazard Group LLC, 7.13%, 5/15/15		100	100,454
	Lazard Group LLC, 6.85%, 6/15/17		1,000	978,452
	Lehman Brothers Holdings, Inc., 6.88%, 5/02/18 (d)(e)		1,000	183,750
	Morgan Stanley, 6.00%, 4/28/15		300	316,898
	UBS AG, Series DPNT, 5.88%, 12/20/17		500	495,421

				3,418,167

Chemicals - 0.5%	Huntsman International LLC, 7.88%, 11/15/14		200	178,000
	Ineos Group Holdings Plc, 8.50%, 2/15/16 (b)		100	46,000
	RPM International, Inc., 6.25%, 12/15/13		50	47,407
	RPM United Kingdom G.P., 6.70%, 11/01/15 (b)		200	179,830
	Yara International ASA, 5.25%, 12/15/14 (b)		250	250,665

				701,902

Commercial Banks - 1.1%	Compass Bank, 6.40%, 10/01/17		800	721,861
	European Investment Bank, 6.50%, 9/10/14	NZD	117	82,663
	HSBC Finance Corp., 6.50%, 9/15/37	USD	400	413,677

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
FSA	Financial Security Assurance Inc.
GO	General Obligation Bonds
RB	Revenue Bonds

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	HSBK Europe BV, 7.25%, 5/03/17	USD	400	$300,000

				1,518,201

Commercial Services & Supplies - 0.1%	RSC Equipment Rental, Inc., 9.50%, 12/01/14		100	89,500

Construction Materials - 0.2%	Headwaters, Inc., 2.88%, 6/01/16 (c)		300	211,875

Consumer Finance - 0.5%	Capital One Financial Corp., 7.38%, 5/23/14		100	109,085
	Ford Motor Credit Co. LLC, 9.88%, 8/10/11		350	346,298
	Ford Motor Credit Co. LLC, 7.50%, 8/01/12		200	184,084

				639,467

Containers & Packaging - 0.2%	Ball Corp., 7.38%, 9/01/19		100	99,750
	Crown Americas LLC, 7.63%, 5/15/17 (b)		50	49,625
	Owens-Brockway Glass Container, Inc., 7.38%, 5/15/16		100	99,500
	Solo Cup Co., 8.50%, 2/15/14		100	91,750

				340,625

County/City/Special District/School District - 0.1%	New York City Industrial Development Agency, 11.00%, 3/01/29 (b)		100	103,953

Diversified Financial Services - 0.9%	Citigroup, Inc., 5.00%, 9/15/14		400	366,484
	GMAC LLC, 6.88%, 9/15/11 (b)		253	233,393
	GMAC LLC, 6.88%, 8/28/12 (b)		63	54,810
	General Electric Capital Corp., 0.60%, 10/21/10 (a)		72	71,537
	General Electric Capital Corp., Series G, 6.00%, 8/07/19		500	503,790
	Svensk Exportkredit AB, 7.63%, 6/30/14	NZD	35	24,705

				1,254,719

Diversified Telecommunication Services - 1.3%	AT&T, Inc., 5.80%, 2/15/19	USD	500	536,789
	Telecom Italia Capital SA, 4.95%, 9/30/14		250	258,021
	Telecom Italia Capital SA, 7.00%, 6/04/18		500	549,600
	Verizon New York, Inc., Series A, 6.88%, 4/01/12		300	326,859
	Verizon New York, Inc., Series B, 7.38%, 4/01/32		100	108,233

				1,779,502

Energy Equipment & Services - 0.5%	Cie Generale de Geophysique-Veritas, 9.50%, 5/15/16 (b)		100	103,000
	Weatherford International Ltd., 7.00%, 3/15/38		600	620,408

				723,408

Food & Staples Retailing - 1.5%	CVS Caremark Corp., 5.75%, 6/01/17		300	322,994
	The Kroger Co., 6.15%, 1/15/20		500	549,014
	Rite Aid Corp., 9.75%, 6/12/16 (b)		100	105,750
	Supervalu, Inc., 8.00%, 5/01/16		100	98,375
	Tesco Plc, 6.15%, 11/15/37 (b)		1,000	1,065,003

				2,141,136

Food Products - 1.0%	Bunge Ltd., Finance Corp., 5.88%, 5/15/13		300	313,683
	Bunge Ltd., Finance Corp., 5.10%, 7/15/15		400	407,230
	General Mills, Inc., 5.65%, 2/15/19		500	540,255
	JBS USA LLC, 11.63%, 5/01/14 (b)		150	157,500

				1,418,668

Health Care Providers & Services - 1.8%	Coventry Health Care, Inc., 6.30%, 8/15/14		750	683,555
	Medco Health Solutions, Inc., 7.13%, 3/15/18		800	902,089
	Quest Diagnostics, Inc., 6.95%, 7/01/37		400	449,299

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

	US Oncology, Inc., 9.13%, 8/15/17 (b)	USD	150	$156,000
	UnitedHealth Group, Inc., 6.50%, 6/15/37		200	198,702
	Vanguard Health Holding Co. II, LLC, 9.00%, 10/01/14		100	98,250

				2,487,895

Hotels, Restaurants & Leisure - 3.9%	Harrahs Operating Escrow LLC, 11.25%, 6/01/17 (b)		200	203,500
	MGM Mirage, 6.63%, 7/15/15		250	179,375
	Pinnacle Entertainment, Inc., 7.50%, 6/15/15		150	130,500
	Station Casinos, Inc., 6.88%, 3/01/16 (d)(e)		150	5,250
	Station Casinos, Inc., 7.75%, 8/15/16 (d)(e)		100	31,125
	Wendy’s International, Inc., 6.25%, 11/15/11		5,000	5,000,000

				5,549,750

IT Services - 0.3%	SunGard Data Systems, Inc., 10.25%, 8/15/15		150	148,500
	Verifone Holdings, Inc., 1.38%, 6/15/12 (b)(c)		285	231,206

				379,706

Independent Power Producers & Energy Traders - 0.2%	NRG Energy, Inc., 7.25%, 2/01/14		200	194,500
	Texas Competitive Electric Holdings Co., LLC, 10.25%, 11/01/15		200	132,500

				327,000

Industrial Conglomerates - 0.0%	Hutchison Whampoa International (03/33) Ltd., 7.45%, 11/24/33 (b)		50	56,520

Insurance - 0.3%	Aflac, Inc., 8.50%, 5/15/19		100	116,181
	PRICOA Global Funding I, 5.45%, 6/11/14 (b)		300	308,234

				424,415

Machinery - 0.1%	Case New Holland, Inc., 7.13%, 3/01/14		100	95,500
	RBS Global, Inc., 9.50%, 8/01/14		100	92,000

				187,500

Media - 3.7%	British Sky Broadcasting Group Plc, 6.10%, 2/15/18 (b)		1,000	1,057,308
	Charter Communications Holdings I, LLC, 11.00%, 10/01/15 (d)(e)		100	14,000
	Charter Communications Holdings II, LLC, 10.25%, 9/15/10 (d)(e)		200	222,250
	Comcast Corp., 6.30%, 11/15/17		650	709,366
	Dex Media, Inc., 8.00%, 11/15/13 (d)(e)		200	38,000
	Dex Media West LLC, 9.88%, 8/15/13 (d)(e)		25	5,250
	News America, Inc., 7.25%, 5/18/18		400	451,300
	Reed Elsevier Capital, Inc., 7.75%, 1/15/14		300	340,912
	Time Warner Cable, Inc., 6.75%, 7/01/18		1,500	1,657,079
	Viacom, Inc., 6.13%, 10/05/17		500	528,472
	WMG Acquisition Corp., 9.50%, 6/15/16 (b)		150	155,250

				5,179,187

Multi-Utilities - 1.5%	Ameren Corp., 8.88%, 5/15/14		100	108,881
	CenterPoint Energy, Inc., 7.25%, 9/01/10		75	76,888
	CenterPoint Energy, Inc., 6.50%, 5/01/18		1,050	1,032,803
	CenterPoint Energy Resources Corp., 6.13%, 11/01/17		200	205,454
	Dominion Resources, Inc., 6.40%, 6/15/18		600	663,515

				2,087,541

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Corporate Bonds		Par (000)	Value

Multiline Retail - 3.1%	Macy’s Retail Holdings, Inc., 5.35%, 3/15/12	USD	4,000	$3,800,000
	Target Corp., 6.00%, 1/15/18		500	548,401

				4,348,401

Oil, Gas & Consumable Fuels - 2.4%	Canadian Natural Resources, Ltd., 5.90%, 2/01/18		500	530,530
	Chesapeake Energy Corp., 6.63%, 1/15/16		250	227,187
	ConocoPhillips, 4.60%, 1/15/15		100	106,487
	Enterprise Products Operating LLC, 7.03%, 1/15/68 (a)		200	164,000
	Gaz Capital for Gazprom, 6.21%, 11/22/16 (b)		500	446,875
	Lukoil International Finance BV, 6.66%, 6/07/22 (b)		500	452,500
	Mariner Energy, Inc., 11.75%, 6/30/16		100	105,500
	Markwest Energy Partners LP, 6.88%, 11/01/14 (b)		100	91,000
	Peabody Energy Corp., Series B, 6.88%, 3/15/13		150	150,000
	Sandridge Energy, Inc., 9.88%, 5/15/16 (b)		150	150,000
	Tesoro Corp., 9.75%, 6/01/19		100	101,250
	Valero Energy Corp., 6.13%, 6/15/17		800	798,589

				3,323,918

Paper & Forest Products - 0.1%	Weyerhaeuser Co., 7.38%, 3/15/32		100	84,127

Pharmaceuticals - 0.6%	Mylan, Inc., 1.25%, 3/15/12 (c)		355	327,044
	Pfizer, Inc., 6.20%, 3/15/19		500	565,296

				892,340

Real Estate Investment Trusts (REITs) - 1.6%	Colonial Realty LP, 5.50%, 10/01/15		500	442,014
	ERP Operating LP, 5.75%, 6/15/17		500	484,534
	HCP, Inc., 6.70%, 1/30/18		900	833,602
	Host Hotels & Resorts LP, 9.00%, 5/15/17 (b)		150	153,000
	WEA Finance LLC, 5.70%, 10/01/16 (b)		400	380,940

				2,294,090

Tobacco - 0.7%	Altria Group, Inc., 9.70%, 11/10/18		500	611,622
	Reynolds American, Inc., 7.63%, 6/01/16		350	369,262

				980,884

Transportation Infrastructure - 0.2%	DP World Ltd., 6.85%, 7/02/37 (b)		380	286,495

Wireless Telecommunication Services - 0.1%	Digicel Group Ltd., 8.88%, 1/15/15 (b)		100	89,250

	Total Corporate Bonds - 31.4%			44,045,926

	Floating Rate Loan Interests

Aerospace & Defense - 0.1%	TransDigm, Inc., Term Loan B, 2.61% - 2.27%, 6/23/13		85	82,131

Beverages - 0.0%	Constellation Brands, Inc., Term Loan B, 1.81%, 6/05/13		37	35,858

Capital Markets - 0.0%	Ameritrade Holding Corp., Term Loan B, 1.77%, 12/31/12		65	63,179

Chemicals - 0.2%	Celanese US Holdings LLC, Dollar Term Loan, 2.35%, 4/02/14		162	154,036
	Rockwood Specialties Group, Inc., Term Loan H, 6.00%, 7/30/12		122	123,172

				277,208

Commercial Services & Supplies - 0.1%	ARAMARK Corp., Facility Letter of Credit, 2.34%, 1/26/14		6	6,055
	ARAMARK Corp., US Term Loan, 2.47%, 1/26/14		102	95,304

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests		Par (000)		Value

	Energysolutions, Term Loan B1, 2.53%, 6/07/13	USD	26		$24,580
	Johnson Diversey, Inc., Delay Draw Term Loan, 2.48%, 12/16/10		4		4,218
	Johnson Diversey, Inc., Term Loan B, 2.48%, 12/16/11		17		16,867

					147,024

Diversified Consumer Services - 0.1%	Education Management LLC, Term Loan C, 2.38%, 6/01/13		84		80,464

Diversified Telecommunication Services - 0.0%	Windstream Corp., Term Loan B, 1.78% - 2.02%, 7/17/13		25		24,578

Food & Staples Retailing - 0.1%	SuperValue, Term Loan B, 1.51%, 6/02/12		91		87,495

Food Products - 0.0%	Dean Foods, Term Loan B, 1.65% - 1.98%, 4/02/14		51		49,110

Health Care Equipment & Supplies - 0.1%	DJO Finance LLC (ReAble Therapeutics Finance LLC), Term Loan, 3.26% - 3.60%, 5/20/14		117		111,369

Health Care Providers & Services - 0.5%	CHS/Community Health Systems, Inc., Delayed Draw Term Loan, 2.51%, 7/25/14		8		6,995
	CHS/Community Health Systems, Inc., Funded Term Loan, 2.51% - 2.62%, 7/25/14		150		139,286
	DaVita Inc. Tranche B-1 Term Loan, 1.77% - 2.10%, 10/05/12		125		119,948
	Fresenius Medical Care AG, Term Loan B, 1.89% - 1.99%, 3/31/13		219		210,815
	HCA Inc. Tranche A-1 Term Loan, 2.10%, 11/17/12		98		91,240
	HCA Inc. Tranche B-1 Term Loan, 2.85%, 11/18/13		56		52,399
	LifePoint Hospital Holdings, Inc., Term Loan B, 2.02%, 4/15/12		84		81,292

					701,975

Hotels, Restaurants & Leisure - 0.1%	Penn National Gaming, Inc., Term Loan B, 2.01% - 2.21%, 10/03/12		85		82,332

Household Durables - 0.1%	Jarden Corp., Term Loan B1, 2.35%, 1/24/12		63		61,217
	Jarden Corp., Term Loan B2, 2.35%, 2/13/13		15		14,977
	Jarden Corp., Term Loan B4, 3.85%, 2/13/13		84		82,123

					158,317

IT Services - 0.2%	Affiliated Computer Services, Term Loan Add-On, 2.26% - 2.28%, 3/20/13		46		44,762
	Lender Processing Services, Inc., Term Loan B, 2.76%, 7/02/14		18		18,383
	SunGard Data Systems Inc. (Solar Capital Corp.), Incremental Term Loan, 2.03%, 2/28/14		200		187,580

					250,725

Independent Power Producers & Energy Traders - 0.1%	NRG Energy, Inc., Credit-Linked Deposit, 0.50%, 2/01/13		33		31,113
	NRG Energy, Inc., Term Loan, 2.01% - 2.35%, 2/01/13		102		95,771

					126,884

Machinery - 0.1%	RBS Global Inc., 2.38%, 7/19/13		—	(f)	401
	Rexnord, Term Loan B, 2.81% - 3.06%, 7/19/13		110		100,742

					101,143

Media - 0.3%	Cablevision Systems Corp., Term Loan B2, 2.02% - 2.07%, 3/29/13		86		84,816
	Cinemark, Term Loan, 2.02% - 2.21%, 10/05/13		49		46,815

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Floating Rate Loan Interests		Par (000)	Value

	DirecTV Holdings LLC, Term Loan B, 1.76%, 4/13/13	USD	41	$40,279
	Discovery Corp., Term Loan B, 2.60%, 5/14/14		39	38,051
	Intelsat Ltd., 2.78%, 1/03/14		32	30,726
	Intelsat Ltd., Revolving Credit, 2.78%, 1/03/14		3	2,616
	Intelsat Ltd., Term Loan, 2.78%, 1/03/14		32	30,660
	Intelsat Subsidiary Holding Co. Ltd., Tranche B Term Loan, 2.78%, 7/03/14		38	35,959
	Regal Cinemas Corp., Term Loan B, 4.35%, 10/27/13		7	6,961
	UPC Financing Partnership, Facility N, 2.01%, 12/31/14		94	88,597
	United Pan Europe Communications, Term Loan, 3.76%, 12/31/14		51	49,128

				454,608

Metals & Mining - 0.1%	Novelis Term Loan B, 2.27% - 2.60%, 7/06/14		99	90,241

Multi-Utilities - 0.0%	Energy Solutions, Letter of Credit, 2.52%, 6/07/13		4	3,680
	Energy Solutions, Term Loan B, 2.53%, 6/07/13		1	1,104
	Helix Energy Solutions, Term Loan B, 2.55%, 6/07/13		54	51,232

				56,016

Paper & Forest Products - 0.1%	Georgia Pacific Corp., Term Loan C, 3.59% - 3.90%, 12/23/14		56	55,368
	Georgia-Pacific LLC, Term B Loan, 2.34% - 2.65%, 12/22/12		101	97,734

				153,102

Pharmaceuticals - 0.1%	Mylan Laboratories, Term Loan B, 3.56% - 3.89%, 10/02/14		147	142,726

Wireless Telecommunication Services - 0.0%	Ntelos, Inc., Term B-1 Advance, 5.75%, 8/24/11		23	22,528

	Total Floating Rate Loan Interests - 2.4%			3,299,013

	Foreign Agency Obligations

	Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/01/17	BRL	4,600	2,113,535
	Demirate of Abu Dhabi, 6.75%, 4/08/19 (b)	USD	100	110,151
	Export-Import Bank of Korea, 8.13%, 1/21/14		195	217,974
	Hungary Government International Bond, 3.88%, 2/24/20	EUR	40	45,302
	Indonesia Treasury Bond, 12.80%, 6/15/21	IDR	3,010,000	337,854
	Indonesia Treasury Bond, 12.90%, 6/15/22		4,900,000	551,591
	Indonesia Treasury Bond, Series FR31, 11.00%, 11/15/20		900,000	90,754
	Indonesia Treasury Bond, Series FR40, 11.00%, 9/15/25		4,120,000	398,088
	Israel Government Bond Shahar, Series 2680, 7.00%, 4/29/11	ILS	420	118,409
	Korea Treasury Bond, Series 1106, 5.50%, 6/10/11	KRW	111,900	91,668

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Foreign Agency Obligations	Par (000)		Value

	Korea Treasury Bond, Series 1112, 4.75%, 12/10/11	KRW	1,097,310	$886,073
	Korea Treasury Bond, Series 1206, 4.00%, 6/10/12		164,310	130,181
	Korea Treasury Bond, Series 1209, 5.25%, 9/10/12		340,000	278,423
	Korea Treasury Bond, Series 1303, 5.25%, 3/10/13		9,900	8,101
	Korea Treasury Bond, Series 1709, 5.50%, 9/10/17		151,180	122,669
	Korea Treasury Bond, Series 2703, 5.25%, 3/10/27		32,640	25,100
	Kreditanstalt fuer Wiederaufbau, 6.50%, 11/15/11	NZD	92	65,002
	Malaysia Government Bond, Series 2/03, 4.24%, 2/07/18	MYR	3,600	1,036,348
	Malaysia Government Bond, Series 3/06, 3.87%, 4/13/10		950	272,844
	Mexican Bonos, Series M 20, 10.00%, 12/05/24	MXN	7,500	634,854
	Mexican Bonos, Series M 30, 10.00%, 11/20/36		7,000	578,325
	New South Wales Treasury Corp., Series 17RG, 5.50%, 3/01/17	AUD	425	348,916
	Peru Government Bond, 7.84%, 8/12/20	PEN	615	242,336
	Poland Government Bond, Series 0412, 4.75%, 4/25/12	PLN	2,130	736,432
	Poland Government International Bond, 6.38%, 7/15/19	USD	340	364,776
	Province of Ontario Canada, 6.25%, 6/16/15	NZD	26	17,825
	Qatar Government International Bond, 6.55%, 4/09/19 (b)	USD	100	106,750
	Queensland Treasury Corp., 7.13%, 9/18/17 (b)	NZD	270	191,162
	Queensland Treasury Corp., Series 13, 6.00%, 8/14/13	AUD	70	59,971
	Queensland Treasury Corp., Series 17, 6.00%, 9/14/17		145	122,554
	Republic of Argentina, 0.94%, 8/03/12	USD	135	94,947
	Republic of Ghana, 8.50%, 10/04/17		100	92,500
	Republic of Hungary, 3.50%, 7/18/16	EUR	20	24,830
	Republic of Hungary, 4.38%, 7/04/17		45	58,061
	Republic of Hungary, 5.75%, 6/11/18		95	134,806
	Republic of Korea, 7.13%, 4/16/19	USD	130	146,945
	Russia Government International Bond, 7.50%, 3/31/30 (b)		365	373,464
	Russian Foreign Bond Eurobond, 7.50%, 3/31/30		576	590,400
	South Africa Government International Bond, 5.88%, 5/30/22		700	700,700
	Sweden Government Bond, Series 1045, 5.25%, 3/15/11	SEK	10,010	1,496,905
	Venezuela Government International Bond, 5.38%, 8/07/10	USD	135	130,275

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Foreign Agency Obligations	Par (000)		Value

	Venezuela Government International Bond, 10.75%, 9/19/13	USD	80	$76,400

	Total Foreign Agency Obligations - 10.1%			14,224,201

	Municipal Bonds

County/City/Special District/School District - 0.2%	Citizens Property Insurance Corp., RB, Senior Secured, High Account, Series A-1 (AGC), 4.50%, 6/01/14		250	254,188

State - 0.4%	State of California, GO, Various Purpose, 6.00%, 4/01/38		500	527,545

Utilities - 0.1%	City of Tulare California, RB, Build America Bonds, Taxable (FSA), 8.75%, 11/15/44		125	127,760
	Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38		50	51,919

				179,679

	Total Municipal Bonds - 0.7%			961,412

	Non-U.S. Government Sponsored Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities - 8.4%	Bear Stearns Commercial Mortgage Securities, Series 2005-PW10, Class A4, 5.41%, 12/11/40 (a)		1,000	986,848
	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class AM, 5.89%, 12/10/49 (a)		146	95,658
	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-C1, Class A4, 5.40%, 7/15/44 (a)		2,300	2,224,959
	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class B, 5.45%, 12/11/49 (a)		900	163,471
	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class C, 5.48%, 12/11/49 (a)		2,750	451,863
	GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4, 5.55%, 4/10/38 (a)		2,519	2,212,669
	GS Mortgage Securities Corp. II, Series 2007-EOP Class A1, 0.40%, 3/06/20 (a)(b)		426	387,354
	GS Mortgage Securities Corp. II, Series 2007-GG10, Class C, 6.00%, 8/10/45 (a)		770	121,966
	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7, 5.32%, 6/10/36 (a)		500	501,664
	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5, 5.22%, 4/10/37 (a)		1,750	1,587,002
	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class C, 5.55%, 3/10/39 (a)		1,600	297,238
	LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 9/15/30		2,000	1,823,593
	LB-UBS Commercial Mortgage Trust, Series 2006-C3, Class A4, 5.66%, 3/15/39 (a)		850	786,413
	Morgan Stanley Capital I, Series 2007-IQ13 Class B, 5.52%, 3/15/44 (a)(b)		856	167,516

	Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities - 8.4%			11,808,214

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Preferred Securities	Par (000)		Value

	Capital Trusts

Commercial Banks - 1.6%	BNP Paribas, 7.20% (a)(b)(g)	USD	600	$510,000
	Fifth Third Capital Trust IV, 6.50%, 4/15/67 (a)		600	363,000
	Wachovia Capital Trust III, 5.80% (a)(g)		750	483,750
	Wells Fargo Capital XIII, Series GMTN, 7.70% (a)(g)		300	261,000
	Wells Fargo Capital XV, 9.75% (a)(g)		550	558,250

				2,176,000

Diversified Financial Services - 1.1%	Bank of America Corp., Series M, 8.13% (a)(g)		400	350,276
	JPMorgan Chase & Co., 7.90% (a)(g)		575	547,987
	JPMorgan Chase Capital XXII, 6.45%, 1/15/87		700	601,780

				1,500,043

Insurance - 0.3%	MetLife, Inc., 6.40%, 12/15/66		600	469,500

	Total Capital Trusts - 3.0%			4,145,543

	Preferred Stocks		Shares

Automobiles - 0.0%	General Motors Corp., Series C, 6.25% (c)		6,500	18,850

Diversified Financial Services - 0.0%	Preferred Blocker, Inc., 7.00% (b)		66	30,704

Thrifts & Mortgage Finance - 0.1%	Freddie Mac, Series Z, 8.38%		55,200	118,128

	Total Preferred Stocks - 0.2%			167,682

	Total Preferred Securities - 3.1%			4,313,225

			Par (000)

	U.S. Government Sponsored Agency Obligations

	Fannie Mae, 6.63%, 11/15/30	USD	400	502,490
	Federal Home Loan Banks, 1.63%, 7/27/11		600	605,313
	Freddie Mac, 6.25%, 7/15/32		1,200	1,443,926

	Total U.S. Government Sponsored Agency Obligations - 1.8%			2,551,729

	U.S. Treasury Obligations

	U.S. Treasury Bonds, 5.50%, 8/15/28		500	588,594
	U.S. Treasury Bonds, 5.38%, 2/15/31		800	935,875
	U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/16		1,613	1,641,597
	U.S. Treasury Notes, 2.25%, 5/31/14		2,800	2,793,218
	U.S. Treasury Notes, 4.38%, 2/15/38		1,600	1,650,250
	U.S. Treasury Notes, 3.50%, 2/15/39		1,000	883,438

	Total U.S. Treasury Obligations - 6.1%			8,492,972

	U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations - 2.1%	Fannie Mae Trust, Series 2007-1, Class NF, 0.52%, 2/25/37 (a)		1,501	1,458,900
	Freddie Mac Multiclass Certificates, Series 2643 Class OG, 5.00%, 7/15/32		1,000	1,028,990
	Freddie Mac Multiclass Certificates, Series 2942, Class TF, 0.59%, 3/15/35 (a)		491	488,671

				2,976,561

Mortgage-Backed Securities - 37.7%	Fannie Mae Guaranteed Pass-Through Certificates:
	2.72%, 4/01/35 (a)		75	75,173
	3.08%, 9/01/34 (a)		703	699,282
	3.15%, 4/01/35 (a)		695	694,268
	3.45%, 10/01/32 (a)		174	176,091
	3.97%, 5/01/33 (a)		25	25,606

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	U.S. Government Sponsored Agency Securities		Par (000)	Value

	4.50%, 1/01/39	USD	4,641	$4,672,876
	5.00%, 8/01/35 - 9/15/39 (h)		3,641	3,741,198
	5.50%, 11/01/34 - 3/01/36		7,245	7,575,437
	6.00%, 6/01/21 - 9/01/38		4,826	5,097,826
	6.50%, 1/01/36 - 9/15/39 (h)		3,526	3,772,514
	Freddie Mac Mortgage Participation Certificates:
	2.85%, 11/01/27 (a)		400	409,391
	3.40%, 4/01/32 (a)		120	122,304
	3.95%, 9/01/32 (a)		23	24,031
	4.50%, 9/01/20		223	232,354
	5.00%, 7/01/23 - 9/15/39 (h)		11,283	11,596,085
	5.50%, 11/01/37 - 9/15/39 (h)		3,289	3,426,954
	6.00%, 10/01/21 - 9/15/39 (h)		5,769	6,083,114
	6.50%, 9/01/38		2,900	3,091,225
	Ginnie Mae MBS Certificates, 6.50%, 12/20/37 - 7/15/38		1,324	1,408,962

				52,924,691

	Total U.S. Government Sponsored Agency Securities - 39.8%			55,901,252

	Total Long-Term Investments (Cost - $163,141,822) - 111.2%			156,033,640

	Short-Term Securities

Time Deposits

London - 0.0%	Citibank London, 0.06%, 9/01/09	EUR	55	78,143

Sweden - 0.0%	Brown Brothers Harriman & Co., Grand Cayman, 0.01%, 9/01/09	SEK	16	2,210

United States - 5.9%	Citibank London, 0.03%, 9/01/09	USD	8,332	8,332,161

	Total Short-Term Securities (Cost - $8,412,514) - 6.0%			8,412,514

	Total Investments (Cost - $171,554,336*) - 117.2%			164,446,154
	Liabilities in Excess of Other Assets - (17.2)%			(24,089,050)

	Net Assets - 100.0%			$140,357,104

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$171,578,527

Gross unrealized appreciation	$4,918,012
Gross unrealized deprecation	(12,050,385)

Net unrealized depreciation	$(7,132,373)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Amount is less than $1,000.

(g)	Security is perpetual in nature and has no stated maturity date.

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)

(h)	Represents or includes a “to-be-announced” transaction. The Fund has committed to purchasing (selling) securities for which all specific information is not available at this time.

Counterparty	Value	Unrealized Appreciation

Bank of America NA	$10,727,573	$84,901
Citigroup NA	$5,287,359	$25,574
Credit Suisse International	$3,125,625	$29,063
Greenwich Capital	$4,791,719	$41,234

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of August 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

ILS	125,822	USD	33,111	Citibank NA	9/02/09	$23
ILS	197,262	USD	51,884	Citibank NA	9/03/09	65
CNY	1,905,000	USD	277,697	HSBC Bank USA NA	9/23/09	1,159
RUB	2,941,609	AUD	139,939	Barclays Bank Plc	9/24/09	(25,988)
RUB	4,705,516	AUD	226,178	Barclays Bank Plc	9/28/09	(43,595)
VND	1,174,476,427	AUD	95,373	HSBC Bank USA NA	10/07/09	(14,901)
CNY	387,755	AUD	83,779	HSBC Bank USA NA	10/13/09	(13,808)
CNY	390,544	AUD	82,930	HSBC Bank USA NA	10/19/09	(12,647)
CNY	429,632	USD	62,112	HSBC Bank USA NA	10/23/09	782
CNY	730,876	USD	105,100	HSBC Bank USA NA	10/26/09	1,896
CNY	436,324	USD	62,288	HSBC Bank USA NA	10/27/09	1,588
USD	38,014	MXN	515,000	Citibank NA	12/01/09	(92)
USD	38,146	MXN	520,000	Citibank NA	1/29/10	(25)
INR	1,047,000	USD	20,234	Deutsche Bank AG	4/09/10	889
INR	2,246,000	USD	43,376	Deutsche Bank AG	4/12/10	1,928
INR	1,508,000	USD	28,906	JPMorgan Chase Bank NA	4/13/10	1,510
INR	1,481,000	USD	28,920	JPMorgan Chase Bank NA	4/15/10	947
INR	521,000	USD	10,156	Deutsche Bank AG	4/19/10	348
INR	740,000	USD	14,504	JPMorgan Chase Bank NA	4/19/10	415
CLP	39,408,000	USD	67,231	Citibank NA	4/26/10	4,602
INR	1,052,000	USD	20,300	Deutsche Bank AG	4/26/10	900
CLP	31,274,000	USD	53,255	Citigroup	4/27/10	3,752
CLP	31,162,000	USD	53,255	JPMorgan Chase Bank NA	4/27/10	3,548
INR	150,000	USD	2,899	JPMorgan Chase Bank NA	4/27/10	124
CLP	6,289,000	USD	10,650	UBS AG	4/28/10	814
CLP	50,230,000	USD	85,208	Citibank NA	4/28/10	6,354
INR	744,000	USD	14,489	JPMorgan Chase Bank NA	4/28/10	502
INR	745,000	USD	14,494	JPMorgan Chase Bank NA	4/30/10	515
INR	1,425,000	USD	29,035	Deutsche Bank AG	6/01/10	(385)
INR	42,000	USD	866	HSBC Bank USA NA	6/02/10	(22)
INR	209,000	USD	4,354	HSBC Bank USA NA	6/03/10	(153)
INR	1,395,000	USD	29,026	HSBC Bank USA NA	6/04/10	(984)

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

INR	698,000	USD	14,524	Deutsche Bank AG	6/07/10	$(495)
INR	352,000	USD	7,303	Deutsche Bank AG	6/08/10	(229)
INR	280,000	USD	5,803	HSBC Bank USA NA	6/08/10	(176)
INR	284,000	USD	5,838	Deutsche Bank AG	6/10/10	(131)
INR	425,000	USD	8,763	Barclays Bank Plc	6/11/10	(223)
INR	285,000	USD	5,846	HSBC Bank USA NA	6/11/10	(119)
INR	711,000	USD	14,597	Deutsche Bank AG	6/16/10	(314)
INR	648,000	USD	13,144	Deutsche Bank AG	6/21/10	(131)
USD	178,517	NZD	276,000	HSBC Bank USA NA	8/05/10	(6,342)
USD	64,129	NZD	98,600	Deutsche Bank AG	8/12/10	(1,873)
USD	58,419	NZD	90,000	Deutsche Bank AG	8/13/10	(1,821)
USD	64,690	NZD	98,000	Deutsche Bank AG	8/16/10	(889)
ILS	163,000	USD	43,015	Citibank NA	8/17/10	(91)
ILS	164,000	USD	43,206	Citibank NA	8/19/10	(20)
ILS	16,000	USD	4,215	Deutsche Bank AG	8/19/10	(2)
ILS	62,700	USD	16,405	Citibank NA	8/20/10	106
ILS	107,000	USD	28,060	Citibank NA	8/23/10	116

Total						$(92,573)

•	Credit default swaps on single-name issues-buy protection outstanding as of August 31, 2009 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount		Unrealized Appreciation (Depreciation)

Wendy’s International, Inc.	2.25%	UBS AG	December 2011	USD	5,000	$(60,031)
Macy’s Retail Holdings, Inc.	2.05%	JPMorgan Chase Bank NA	March 2012	USD	4,000	114,109
Cox Communications, Inc.	0.98%	JPMorgan Chase Bank NA	June 2013	USD	1,500	(26,671)

Total						$27,407

•	Credit default swaps on single-name issues-sold protection outstanding as of August 31, 2009 were as follows:

Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation

Time Warner Cable, Inc.	1.83%	JPMorgan Chase Bank NA	June 2013	BBB	USD	1,500	$30,305

1 Using Standard & Poor’s ratings of the issuer.

2 The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement.

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)

•	Currency Abbreviations:

	AUD	Australian Dollar
	BRL	Brazilian Real
	CLP	Chilean Peso
	CNY	Chinese Yuan
	EUR	Euro
	IDR	Indonesian Rupiah
	ILS	Israeli Shekel
	INR	Indian Rupee
	KRW	Korean Won
	MXN	Mexican New Peso
	MYR	Malaysian Ringgit
	NZD	New Zealand Dollar
	PEN	Peru Nuevos Soles
	PLN	Polish Zloty
	RUB	Russian Ruble
	SEK	Swedish Krona
	USD	US Dollar
	VND	Vietnam Dong

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Long Term Investments
Preferred Securities	118,128
Level 2 - Long Term Investments
Asset-Backed Securities	$10,435,696
Corporate Bonds	44,045,926
Floating Rate Loan Interests	2,244,363
Foreign Agency Obligations	14,224,201
Municipal Bonds	961,412
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	11,808,214
Preferred Securities	4,195,097
U.S. Government Sponsored Agency Obligations	2,551,729
U.S. Treasury Obligations	8,492,972
U.S. Government Sponsored Agency Securities	55,901,252
Short-Term Securities	8,412,514

Total Level 2	163,273,376

Level 3 - Floating Rate Loan Interests	1,054,650

Total	$164,446,154

Franklin Templeton Total Return FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s other financial instruments:

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$177,297	$(212,158)
Level 3	—	—

Total	$177,297	$(212,158)

[1]Other financial instruments are swaps and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities

Floating Rate Loan Interests

Assets

Balance, as of May 31, 2009	$873,113
Accrued discounts/premiums	—
Realized gain (loss)	3,834
Change in unrealized appreciation (depreciation)	28,878
Net purchases (sales)	(23,310)
Net transfers in/out	172,135

Balance, as of August 31, 2009	$1,054,650

Marsico Growth FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 3.1%	General Dynamics Corp.	51,839	$3,068,351

Biotechnology - 1.0%	Gilead Sciences, Inc. (a)	22,372	1,008,082

Capital Markets - 5.3%	The Goldman Sachs Group, Inc.	27,242	4,507,461
	Morgan Stanley	26,880	778,445

			5,285,906

Chemicals - 8.9%	The Dow Chemical Co.	119,481	2,543,750
	Monsanto Co.	12,346	1,035,582
	PPG Industries, Inc.	17,444	966,398
	Potash Corp. of Saskatchewan, Inc.	12,213	1,080,973
	Praxair, Inc.	41,693	3,194,518

			8,821,221

Commercial Banks - 5.5%	U.S. Bancorp	74,173	1,677,793
	Wells Fargo & Co.	136,217	3,748,692

			5,426,485

Communications Equipment - 4.2%	Juniper Networks, Inc. (a)	38,014	876,983
	QUALCOMM, Inc.	71,583	3,322,883

			4,199,866

Computers & Peripherals - 7.6%	Apple, Inc. (a)	26,039	4,380,020
	International Business Machines Corp.	27,078	3,196,558

			7,576,578

Consumer Finance - 0.9%	American Express Co.	26,493	895,993

Diversified Financial Services - 9.3%	Bank of America Corp.	234,238	4,120,246
	JPMorgan Chase & Co.	116,941	5,082,256

			9,202,502

Energy Equipment & Services - 4.5%	Transocean Ltd. (a)	58,819	4,460,833

Food & Staples Retailing - 6.0%	CVS Caremark Corp.	79,625	2,987,530
	Costco Wholesale Corp.	42,409	2,162,011
	Wal-Mart Stores, Inc.	15,312	778,921

			5,928,462

Hotels, Restaurants & Leisure - 9.6%	McDonald’s Corp.	95,303	5,359,841
	Wynn Resorts Ltd. (a)	32,069	1,735,895
	Yum! Brands, Inc.	71,396	2,445,313

			9,541,049

IT Services - 5.7%	MasterCard, Inc., Class A	11,840	2,399,139
	Visa, Inc., Class A	45,766	3,253,963

			5,653,102

Independent Power Producers & Energy Traders - 0.5%	NRG Energy, Inc. (a)	18,233	489,556

Internet & Catalog Retail - 0.4%	Amazon.com, Inc. (a)	5,383	437,046

Internet Software & Services - 3.9%	Google, Inc., Class A (a)	8,373	3,865,563

Media - 0.5%	The DIRECTV Group, Inc. (a)	18,843	466,553

Metals & Mining - 2.2%	BHP Billiton Plc - ADR	42,600	2,224,572

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ADR	American Depository Receipt

1

Marsico Growth FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels - 3.7%	EOG Resources, Inc.	4,566	$328,752
	Petroleo Brasileiro SA - ADR	74,505	2,953,378
	XTO Energy, Inc.	11,669	450,423

			3,732,553

Pharmaceuticals - 1.3%	Abbott Laboratories	28,006	1,266,711

Road & Rail - 5.8%	Norfolk Southern Corp.	44,544	2,043,233
	Union Pacific Corp.	62,658	3,747,575

			5,790,808

Semiconductors & Semiconductor Equipment - 2.6%	Intel Corp.	82,986	1,686,276
	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	86,821	928,985

			2,615,261

Specialty Retail - 1.6%	Lowe’s Cos., Inc.	73,132	1,572,338

Textiles, Apparel & Luxury Goods - 2.4%	Nike, Inc., Class B	44,014	2,437,935

	Total Common Stocks - 96.5%		95,967,326

	Preferred Stocks

Commercial Banks - 0.4%	Wells Fargo & Co., 8.00%	17,400	427,170

	Total Preferred Stocks - 0.4%		427,170

	Total Long-Term Investments (Cost - $84,410,428) - 96.9%		96,394,496

	Short-Term Securities	Par (000)

Time Deposits - 3.3%	Brown Brothers Harriman & Co., 0.03%, 9/01/09	$3,235	3,234,538

	Total Short-Term Securities (Cost - $3,234,538) - 3.3%		3,234,538

	Total Investments (Cost - $87,644,966*) - 100.2%		99,629,034
	Liabilities in Excess of Other Assets - (0.2)%		(182,045)

	Net Assets - 100.0%		$99,446,989

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$90,779,201

Gross unrealized appreciation	$13,761,978
Gross unrealized deprecation	(4,912,145)

Net unrealized appreciation	$8,849,833

(a)	Non-income producing security.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

2

Marsico Growth FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Long Term Investments[1]	$96,394,496
Level 2 - Short-Term Securities	3,234,538
Level 3	—

Total	$99,629,034

[1] See above Schedule of Investments for values in each industry.

MFS Research International FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Common Stocks	Shares	Value

Australia - 1.8%	Iluka Resources Ltd.	119,300	$398,406
	Lihir Gold Ltd. (a)	190,219	440,196
	Paladin Resources Ltd. (a)	168,533	656,628
	QBE Insurance Group Ltd.	35,150	679,272

			2,174,502

Belgium - 0.4%	KBC Bancassurance Holding	13,801	518,882

Brazil - 1.6%	Duratex SA (Preference Shares)	24,100	369,038
	Itau Unibanco Holdings SA - ADR	73,602	1,232,835
	Petroleo Brasileiro SA - ADR	9,240	366,274

			1,968,147

Canada - 1.3%	Nexen, Inc.	20,440	401,425
	Rogers Communications, Inc., Class B	16,100	443,256
	Suncor Energy, Inc.	8,960	274,100
	Teck Resources Ltd.	19,460	469,635

			1,588,416

Cayman Islands - 0.7%	Hengan International Group Co. Ltd.	96,000	531,566
	Shimao Property Holdings Ltd.	203,500	302,759

			834,325

China - 2.2%	Bank of China Ltd.	2,529,000	1,230,051
	China Life Insurance Co. Ltd.	158,000	666,630
	China Unicom Ltd.	534,000	746,651

			2,643,332

Czech Republic - 0.5%	CEZ AS	11,510	602,328

Finland - 1.3%	Nokia Oyj	109,730	1,540,381

France - 10.9%	BNP Paribas SA	28,923	2,332,130
	GDF Suez	60,899	2,574,113
	Groupe Danone	29,945	1,632,661
	LVMH Moet Hennessy Louis Vuitton SA	20,230	1,939,855
	Schneider Electric SA	18,510	1,710,488
	Total SA	53,730	3,083,033

			13,272,280

Germany - 10.4%	Bayer AG	22,640	1,392,267
	Deutsche Boerse AG	9,880	755,675
	E.ON AG	58,380	2,473,679
	Linde AG	21,800	2,194,113
	Merck KGaA	16,510	1,498,619
	SAP AG	25,760	1,257,809
	Siemens AG	25,590	2,223,182
	Symrise AG	50,270	832,066

			12,627,410

Greece - 0.9%	Bank of Cyprus Public Co. Ltd.	155,722	1,080,214

Hong Kong - 4.4%	CNOOC Ltd.	233,000	305,031
	China Construction Bank, Class H	2,438,000	1,840,485
	Esprit Holdings Ltd.	102,700	624,878
	Hutchison Whampoa Ltd.	130,000	914,656

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ADR	American Depository Receipt

1

MFS Research International FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks	Shares	Value

	Li & Fung Ltd.	202,000	$671,523
	Sun Hung Kai Properties Ltd.	72,000	975,188

			5,331,761

India - 0.8%	BEML Ltd.	16,100	366,846
	Housing Development Finance Corp.	12,631	639,973

			1,006,819

Ireland - 0.5%	CRH Plc	23,000	576,480

Italy - 3.3%	Eni SpA	76,340	1,813,893
	Saipem SpA	18,790	505,104
	Unione di Banche Italiane ScpA	112,217	1,698,020

			4,017,017

Japan - 15.7%	Aeon Credit Service Co., Ltd.	82,400	931,167
	Bridgestone Corp.	35,500	647,857
	The Chiba Bank Ltd.	121,000	761,429
	East Japan Railway Co.	24,800	1,619,565
	GLORY Ltd.	55,700	1,246,049
	Inpex Corp.	104	846,858
	JGC Corp.	74,000	1,369,894
	Japan Tobacco, Inc.	285	826,352
	KDDI Corp.	170	966,418
	Konica Minolta Holdings, Inc.	59,500	562,019
	Lawson, Inc.	22,900	991,553
	Mitsubishi Corp.	55,000	1,111,819
	Nomura Research Institute Ltd.	43,800	1,043,006
	Ricoh Co., Ltd.	51,000	733,700
	Sankyo Co., Ltd. (Gunma)	2,900	182,411
	Santen Pharmaceutical Co., Ltd.	25,900	877,026
	The Shizuoka Bank Ltd.	53,000	552,184
	Sumitomo Mitsui Financial Group, Inc.	31,600	1,357,729
	Tokyo Gas Co., Ltd.	136,000	544,617
	Yamato Transport Co., Ltd.	115,000	1,899,508

			19,071,161

Mexico - 1.6%	America Movil, SA de CV - ADR	16,180	730,527
	Corporación Moctezuma SAB de CV	42,900	83,363
	Grupo Televisa, SA - ADR	26,040	455,179
	Kimberly-Clark de Mexico, SA de CV	112,480	484,479
	Urbi Desarollos Urbanos SAB (a)	127,730	243,901

			1,997,449

Netherlands - 6.5%	Akzo Nobel NV	35,430	2,011,429
	Heineken NV	27,790	1,175,537
	ING Groep NV CVA	104,830	1,580,633
	Koninklijke KPN NV	123,470	1,900,399
	TNT NV	51,013	1,263,259

			7,931,257

Norway - 0.8%	Storebrand ASA	177,100	965,796

Singapore - 1.3%	Keppel Corp. Ltd.	295,000	1,558,781

South Korea - 1.2%	Samsung Electronics Co., Ltd.	1,156	712,818
	Samsung Fire & Marine Insurance Co. Ltd.	4,386	785,824

			1,498,642

2

MFS Research International FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Common Stocks		Shares	Value

Spain - 1.3%	Inditex SA		28,050	$1,529,764

Sweden - 0.1%	Assa Abloy AB, Series B		11,820	189,887

Switzerland - 11.9%	Actelion Ltd. (a)		14,849	857,978
	Geberit AG		8,530	1,315,171
	Julius Baer Holding AG, Class B		20,249	1,032,584
	Nestle SA Registered Shares		77,703	3,235,015
	Roche Holding AG		20,170	3,212,591
	Swiss Reinsurance Co. Registered Shares		27,940	1,291,382
	Synthes, Inc.		8,310	973,612
	UBS AG		84,144	1,549,043
	Zurich Financial Services AG		4,810	1,060,040

				14,527,416

Taiwan - 1.8%	Acer, Inc.		415,180	944,368
	Taiwan Semiconductor Manufacturing Co., Ltd.		674,439	1,211,852

				2,156,220

United Kingdom - 14.2%	ARM Holdings Plc		258,570	546,494
	BHP Billiton Plc		85,440	2,225,542
	HSBC Holdings Plc		333,760	3,607,448
	Reckitt Benckiser Plc		24,680	1,141,140
	Reed Elsevier Plc		124,680	901,928
	Royal Dutch Shell Plc		84,260	2,330,494
	Smith & Nephew Plc		134,176	1,136,038
	Tomkins Plc		218,600	630,398
	Tullow Oil Plc		36,009	627,071
	Vodafone Group Plc		1,122,650	2,429,214
	WPP Plc		203,003	1,696,657

				17,272,424

United States - 1.9%	Bucyrus International, Inc.		23,840	711,624
	HDFC Bank Ltd.		12,160	1,197,882
	Marathon Oil Corp.		13,880	428,476

				2,337,982

	Total Long-Term Investments (Cost - $110,640,082) - 99.3%			120,819,073

	Short-Term Securities		Par (000)

Time Deposits - 1.0%

United Kingdom - 0.0%	Brown Brothers Harriman & Co., 0.06%, 9/01/09	EUR	22	30,932

United States - 1.0%	Brown Brothers Harriman & Co., 0.03%, 9/01/09	USD	1,243	1,242,747

	Total Short-Term Securities (Cost - $1,273,679) - 1.0%			1,273,679

	Total Investments (Cost - $111,913,761*) - 100.3%			122,092,752
	Liabilities in Excess of Other Assets - (0.3)%			(369,527)

	Net Assets - 100.0%			$121,723,225

3

MFS Research International FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$117,319,746

Gross unrealized appreciation	$16,738,975
Gross unrealized depreciation	(11,965,969)

Net unrealized appreciation	$4,773,006

(a)	Non-income producing security.

•	Foreign currency exchange contracts as of August 31, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	5,262	USD	4,381	HSBC Bank USA NA	9/01/09	$66
BRL	2,784	USD	1,496	Brown Brothers Harriman & Co.	9/01/09	(19)
CAD	4,566	USD	4,205	Deutsche Bank AG	9/01/09	(34)
CHF	208,556	USD	197,317	Barclays Bank Plc	9/01/09	(360)
CZK	38,498	USD	2,178	Deutsche Bank AG	9/01/09	(11)
EUR	256	USD	367	Barclays Bank Plc	9/01/09	1
EUR	28,932	USD	41,506	Deutsche Bank AG	9/01/09	(29)
GBP	58,213	USD	94,555	HSBC Bank USA NA	9/01/09	212
JPY	23,320,839	USD	248,544	Credit Suisse International	9/01/09	2,085
NOK	14,784	USD	2,438	Deutsche Bank AG	9/01/09	18
USD	95,485	EUR	66,894	Deutsche Bank AG	9/01/09	(416)
USD	177,951	SEK	1,273,416	Deutsche Bank AG	9/01/09	(939)
EUR	17,904	USD	25,610	Barclays Bank Plc	9/02/09	58
EUR	11,181	USD	16,034	UBS AG	9/02/09	(5)
GBP	26,926	USD	43,696	Chase Manhattan Bank NA	9/02/09	138
JPY	19,884,219	USD	212,325	HSBC Bank USA NA	9/02/09	1,372
USD	233,005	SEK	1,650,841	Deutsche Bank AG	9/02/09	1,094
GBP	11,587	USD	18,861	UBS AG	9/03/09	2
JPY	10,068,930	USD	108,538	Barclays Bank Plc	9/03/09	(326)
USD	132,846	EUR	92,634	UBS AG	9/03/09	45
USD	28,763	SEK	205,197	Barclays Bank Plc	9/03/09	(63)

Total						$2,889

•          Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Republic Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	US Dollar

4

MFS Research International FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments:
Common Stocks
Brazil	$1,968,147
Canada	1,588,416
Mexico	1,997,449
United States	2,337,982

Total Level 1	7,891,994

Level 2
Long-Term Investments:
Common Stocks
Australia	2,174,502
Belgium	518,882
Cayman Islands	834,325
China	2,643,332
Czech Republic	602,328
Finland	1,540,381
France	13,272,280
Germany	12,627,410
Greece	1,080,214
Hong Kong	5,331,761
India	1,006,819

5

MFS Research International FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)

Valuation Inputs	Investments in Securities

Level 2
Long-Term Investments:
Common Stocks
Ireland	$576,480
Italy	4,017,017
Japan	19,071,161
Netherlands	7,931,257
Norway	965,796
Singapore	1,558,781
South Korea	1,498,642
Spain	1,529,764
Sweden	189,887
Switzerland	14,527,416
Taiwan	2,156,220
United Kingdom	17,272,424
Short-Term Securities	1,273,679

Total Level 2	114,200,758

Level 3	—

Total	$122,092,752

Valuation Inputs	Other Financial Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$5,091	$(2,202)
Level 3	—	—

Total	$5,091	$(2,202)

[1] Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

6

Van Kampen Value FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Beverages - 2.1%	The Coca-Cola Co.	29,000	$1,414,330
	Dr. Pepper Snapple Group, Inc. (a)	26,496	700,554

			2,114,884

Capital Markets - 2.8%	The Bank of New York Mellon Corp.	70,617	2,090,969
	The Goldman Sachs Group, Inc.	4,600	761,116

			2,852,085

Chemicals - 1.1%	E.I. du Pont de Nemours & Co.	34,198	1,091,942

Commercial Banks - 1.5%	The PNC Financial Services Group, Inc. (b)	500	21,295
	U.S. Bancorp	29,600	669,552
	Wells Fargo & Co.	32,900	905,408

			1,596,255

Communications Equipment - 1.3%	Cisco Systems, Inc. (a)	61,100	1,319,760

Computers & Peripherals - 4.5%	Dell, Inc. (a)	144,749	2,291,377
	Hewlett-Packard Co.	26,300	1,180,607
	International Business Machines Corp.	9,600	1,133,280

			4,605,264

Diversified Financial Services - 4.8%	Bank of America Corp.	98,000	1,723,820
	JPMorgan Chase & Co.	73,700	3,203,002

			4,926,822

Diversified Telecommunication Services - 4.1%	AT&T Inc.	61,700	1,607,285
	Verizon Communications, Inc.	84,500	2,622,880

			4,230,165

Electrical Equipment - 0.5%	Emerson Electric Co.	14,100	519,867

Energy Equipment & Services - 1.4%	Halliburton Co.	61,600	1,460,536

Food & Staples Retailing - 3.5%	CVS Caremark Corp.	36,100	1,354,472
	Wal-Mart Stores, Inc.	45,100	2,294,237

			3,648,709

Food Products - 7.0%	Cadbury Plc - ADR	73,728	2,786,181
	Kraft Foods, Inc.	88,885	2,519,890
	Unilever NV - ADR	68,900	1,924,377

			7,230,448

Health Care Equipment & Supplies - 1.6%	Boston Scientific Corp. (a)	116,000	1,363,000
	CareFusion Corp. (a)	12,473	243,223

			1,606,223

Health Care Providers & Services - 2.5%	Aetna, Inc.	466	13,281
	Cardinal Health, Inc.	53,300	1,323,439
	UnitedHealth Group, Inc.	20,300	568,400
	WellPoint, Inc. (a)	12,600	665,910

			2,571,030

Household Products - 0.3%	The Procter & Gamble Co.	5,900	319,249

IT Services - 0.7%	Accenture Ltd., Class A (a)	13,700	452,100
	The Western Union Co.	17,700	319,308

			771,408

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

ADR	American Depository Receipt

1

Van Kampen Value FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Industrial Conglomerates - 1.1%	General Electric Co.	81,300	$1,130,070

Insurance - 9.8%	Aflac, Inc.	10,200	414,324
	Berkshire Hathaway, Inc., Class B (a)	210	690,060
	Chubb Corp.	103,700	5,121,743
	MetLife, Inc.	34,500	1,302,720
	The Travelers Cos., Inc.	50,800	2,561,336

			10,090,183

Internet & Catalog Retail - 0.3%	Liberty Media Holding Corp. - Interactive (a)	32,250	308,955

Internet Software & Services - 3.6%	eBay, Inc. (a)	147,300	3,261,222
	Yahoo! Inc. (a)	27,700	404,697

			3,665,919

Machinery - 0.2%	Ingersoll-Rand Plc	6,700	206,963

Media - 13.6%	Comcast Corp., Class A	247,286	3,788,421
	Liberty Media Corp. - Entertainment Class A (a)	41,560	1,159,108
	News Corp., Class B	134,300	1,697,552
	Time Warner Cable, Inc. (a)	27,217	1,004,852
	Time Warner, Inc.	76,333	2,130,454
	Viacom, Inc., Class B (a)	169,850	4,253,044

			14,033,431

Metals & Mining - 1.3%	Alcoa, Inc.	113,635	1,369,302

Multiline Retail - 2.1%	JCPenney Co., Inc.	27,400	823,096
	Macy’s, Inc.	57,798	897,025
	Target Corp.	9,100	427,700

			2,147,821

Oil, Gas & Consumable Fuels - 4.1%	BP Plc - ADR	14,200	730,590
	Chevron Corp.	20,100	1,405,794
	ConocoPhillips	16,300	733,989
	Royal Dutch Shell Plc - ADR	8,500	471,495
	Total SA - ADR	14,600	836,142

			4,178,010

Paper & Forest Products - 3.5%	International Paper Co.	159,144	3,652,355

Pharmaceuticals - 11.6%	Abbott Laboratories	14,100	637,743
	Bristol-Myers Squibb Co.	119,900	2,653,387
	Eli Lilly & Co.	30,900	1,033,914
	GlaxoSmithKline Plc - ADR	11,700	457,470
	Pfizer, Inc.	121,900	2,035,730
	Roche Holding AG - ADR	18,600	741,024
	Schering-Plough Corp.	97,900	2,758,822
	Wyeth	34,000	1,626,900

			11,944,990

Semiconductors & Semiconductor Equipment - 2.3%	Intel Corp.	69,600	1,414,272
	KLA-Tencor Corp.	29,200	911,040

			2,325,312

Software - 0.3%	Microsoft Corp.	13,700	337,705

Specialty Retail - 1.7%	Home Depot, Inc.	34,300	936,047
	Lowe’s Cos., Inc.	38,800	834,200

			1,770,247

2

Van Kampen Value FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Tobacco - 1.7%	Altria Group, Inc.	42,500	$776,900
	Philip Morris International, Inc.	22,000	1,005,620

			1,782,520

	Total Long-Term Investments (Cost - $106,459,942) - 96.9%		99,808,430

	Short-Term Securities	Par (000)

Time Deposits - 2.9%	Brown Brothers Harriman & Co., 0.03%, 9/01/09	$3,050	3,049,902

	Total Short-Term Securities (Cost - $3,049,902) - 2.9%		3,049,902

	Total Investments (Cost - $109,509,844*) - 99.8%		102,858,332
	Other Assets Less Liabilities - 0.2%		158,747

	Net Assets - 100.0%		$103,017,079

*	The cost and unrealized appreciation (depreciation) of investments as of August 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$111,735,575

Gross unrealized appreciation	$6,391,240
Gross unrealized depreciation	(15,268,483)

Net unrealized depreciation	$(8,877,243)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sale Cost	Realized Gain	Income

The PNC Financial Services Group, Inc.	•	•	•	$50

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

3

Van Kampen Value FDP Fund of FDP Series, Inc.

Schedule of Investments August 31, 2009 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of August 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Long-Term Investments[1]	$99,808,430
Level 2 - Short-Term Securities	3,049,902
Level 3	—

Total	$102,858,332

[1]	See above Schedule of Investments for values in each industry.

4

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FDP Series, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
FDP Series, Inc.

Date: October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
FDP Series, Inc.

Date: October 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
FDP Series, Inc.

Date: October 22, 2009